Investments - Schedule Summarizing Loans and Direct Financing Receivables (Parenthetical) (Details) $ in Thousands		11 Months Ended	12 Months Ended
	Feb. 02, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) Loan	Dec. 31, 2024 USD ($)
Loans and direct financing receivables
Interest income receivable			$ 27,300	$ 23,700
Loan reserves written off	$ 0	$ 0	$ 2,600	$ 0
Mortgage Loans Receivable with Maturity Range 2026 To 2066
Loans and direct financing receivables
Number of mortgage loans | Loan			22
Mortgage Loans Receivable with Maturity Range 2026 To 2066 | Maximum
Loans and direct financing receivables
Prepayment penalties (as a percent)			70.00%
Mortgage Loans Receivable with Maturity Range 2026 To 2066 | Minimum
Loans and direct financing receivables
Prepayment penalties (as a percent)			20.00%